Leases - Summary of Maturity Analysis of Contractual Undiscounted Cash Flows (Details)	Mar. 31, 2020 CAD ($)
Lease Liabilities [Line Items]
Total contractual undiscounted cash flows of lease liabilities	$ 1,848,744
Less than 1 year
Lease Liabilities [Line Items]
Total contractual undiscounted cash flows of lease liabilities	556,742
Between 1 and 5 years
Lease Liabilities [Line Items]
Total contractual undiscounted cash flows of lease liabilities	$ 1,292,002